Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Salaries, wages and accrued bonuses	$ 54	$ 70	$ 61
Fringe benefits	69	74	71
Litigation	10	10	10
Restructuring costs	3	4	1
Provision for contract losses	58	48	44
Operating lease liabilities	26	24	22
Other	$ 55	$ 65	$ 58
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities	Total other current liabilities
Total other current liabilities	$ 275	$ 295	$ 267
Retirement benefits		0	0
Operating lease liabilities	63	73	81
Other	$ 2	$ 1	$ 11
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total other noncurrent liabilities	Total other noncurrent liabilities	Total other noncurrent liabilities
Total other noncurrent liabilities	$ 65	$ 74	$ 92